Credit Risk - Summary of Probability Weights Applied for Each Scenario of Expected Credit Losses Allowance (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 208,750	£ 207,287
Weighted
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	322,745	310,155
ECL	£ 1,377	£ 863
Proportion of assets in Stage 2	5.30%	3.80%
Weighted | Retail banking
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 210,251	£ 204,780
Exposure - of which: mortgages	180,006	178,788
ECL	706	549
ECL - of which: mortgages	£ 280	£ 218
Proportion of assets in Stage 2	5.40%	4.50%
Proportion of assets in Stage 2 - of which: mortgages	5.70%	4.60%
Weighted | Corporate and commercial banking
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 24,503	£ 24,118
ECL	£ 603	£ 262
Proportion of assets in Stage 2	22.40%	8.70%
Weighted | Corporate and investment banking
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 11,646	£ 13,384
ECL	£ 33	£ 50
Proportion of assets in Stage 2	1.70%	1.50%
Weighted | Corporate centre
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 76,345	£ 67,873
ECL	£ 35	£ 2
Proportion of assets in Stage 2	0.00%	0.10%
Upside 2
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 322,745	£ 310,155
ECL	£ 1,129	£ 640
Proportion of assets in Stage 2	4.60%	2.80%
Upside 2 | Retail banking
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 210,251	£ 204,780
Exposure - of which: mortgages	180,006	178,788
ECL	610	425
ECL - of which: mortgages	£ 212	£ 122
Proportion of assets in Stage 2	4.60%	3.20%
Proportion of assets in Stage 2 - of which: mortgages	4.80%	3.10%
Upside 2 | Corporate and commercial banking
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 24,503	£ 24,118
ECL	£ 485	£ 195
Proportion of assets in Stage 2	20.10%	7.40%
Upside 2 | Corporate and investment banking
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 11,646	£ 13,384
ECL	£ 5	£ 19
Proportion of assets in Stage 2	1.70%	1.50%
Upside 2 | Corporate centre
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 76,345	£ 67,873
ECL	£ 29	£ 1
Proportion of assets in Stage 2	0.00%	0.10%
Upside 1
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 322,745	£ 310,155
ECL	£ 1,222	£ 680
Proportion of assets in Stage 2	4.70%	2.80%
Upside 1 | Retail banking
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 210,251	£ 204,780
Exposure - of which: mortgages	180,006	178,788
ECL	587	433
ECL - of which: mortgages	£ 207	£ 127
Proportion of assets in Stage 2	4.60%	3.30%
Proportion of assets in Stage 2 - of which: mortgages	4.90%	3.10%
Upside 1 | Corporate and commercial banking
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 24,503	£ 24,118
ECL	£ 575	£ 212
Proportion of assets in Stage 2	20.80%	7.40%
Upside 1 | Corporate and investment banking
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 11,646	£ 13,384
ECL	£ 26	£ 34
Proportion of assets in Stage 2	1.70%	1.50%
Upside 1 | Corporate centre
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 76,345	£ 67,873
ECL	£ 34	£ 1
Proportion of assets in Stage 2	0.00%	0.10%
Base case
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 322,745	£ 310,155
ECL	£ 1,300	£ 726
Proportion of assets in Stage 2	4.60%	2.80%
Base case | Retail banking
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 210,251	£ 204,780
Exposure - of which: mortgages	180,006	178,788
ECL	660	448
ECL - of which: mortgages	£ 253	£ 137
Proportion of assets in Stage 2	4.70%	3.30%
Proportion of assets in Stage 2 - of which: mortgages	4.90%	3.10%
Base case | Corporate and commercial banking
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 24,503	£ 24,118
ECL	£ 567	£ 229
Proportion of assets in Stage 2	20.20%	7.40%
Base case | Corporate and investment banking
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 11,646	£ 13,384
ECL	£ 40	£ 48
Proportion of assets in Stage 2	1.70%	1.50%
Base case | Corporate centre
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 76,345	£ 67,873
ECL	£ 33	£ 1
Proportion of assets in Stage 2	0.00%	0.10%
Downside 1
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 322,745	£ 310,155
ECL	£ 1,613	£ 855
Proportion of assets in Stage 2	6.60%	3.20%
Downside 1 | Retail banking
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 210,251	£ 204,780
Exposure - of which: mortgages	180,006	178,788
ECL	850	525
ECL - of which: mortgages	£ 389	£ 196
Proportion of assets in Stage 2	7.20%	3.70%
Proportion of assets in Stage 2 - of which: mortgages	7.70%	3.60%
Downside 1 | Corporate and commercial banking
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 24,503	£ 24,118
ECL	£ 671	£ 275
Proportion of assets in Stage 2	24.50%	8.50%
Downside 1 | Corporate and investment banking
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 11,646	£ 13,384
ECL	£ 53	£ 53
Proportion of assets in Stage 2	1.70%	1.50%
Downside 1 | Corporate centre
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 76,345	£ 67,873
ECL	£ 39	£ 2
Proportion of assets in Stage 2	0.00%	0.10%
Downside 2
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 322,745	£ 310,155
ECL	£ 1,802	£ 1,542
Proportion of assets in Stage 2	6.80%	6.80%
Downside 2 | Retail banking
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 210,251	£ 204,780
Exposure - of which: mortgages	180,006	178,788
ECL	863	1,084
ECL - of which: mortgages	£ 415	£ 660
Proportion of assets in Stage 2	7.00%	8.30%
Proportion of assets in Stage 2 - of which: mortgages	7.50%	8.70%
Downside 2 | Corporate and commercial banking
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 24,503	£ 24,118
ECL	£ 824	£ 398
Proportion of assets in Stage 2	28.60%	16.30%
Downside 2 | Corporate and investment banking
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 11,646	£ 13,384
ECL	£ 66	£ 58
Proportion of assets in Stage 2	1.70%	1.50%
Downside 2 | Corporate centre
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 76,345	£ 67,873
ECL	£ 49	£ 2
Proportion of assets in Stage 2	0.00%	0.30%